Consolidated Statements of Profit or Loss and Comprehensive Income or loss (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 843,323	$ 724,526
Cost of revenue	171,425	147,755
Gross profit	671,898	576,771
Selling, general and administrative expenses	590,966	431,303
Operating profit	80,932	145,468
Finance income	(13,694)	(2,859)
Finance cost	22,841	16,879
Net finance cost	9,147	14,020
Gain on foreign currency exchange	(15,752)	(513)
Income before income tax	87,537	131,961
Income tax expense	25,582	24,916
Net income	61,955	107,045
Other comprehensive income, net of tax
Foreign operations – foreign currency translation differences	(30,858)	(31,031)
Comprehensive income	31,097	76,014
Net income attributable to:
Common shareholders of the Company	56,732	102,293
Non-controlling interest	5,223	4,752
Net income	61,955	107,045
Comprehensive income attributable to:
Common shareholders of the Company	25,874	71,262
Non-controlling interest	5,223	4,752
Comprehensive income	$ 31,097	$ 76,014
Net income per share
Basic earnings (loss) per share (in dollars per share)	$ 0.40	$ 0.73
Diluted earnings (loss) per share (in dollars per share)	$ 0.39	$ 0.71